RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Credit risk (Details) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of credit risk exposure [line items]
Due from related parties	[1]	$ 60	$ 65	$ 64
Contract asset		422	402
Credit Risk
Disclosure of credit risk exposure [line items]
Trade receivables and other short-term receivables		785	633
Financial instrument assets		153	171
Due from related parties		60	65
Contract asset		473	447
Total		$ 1,471	$ 1,316

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).